Consolidated Statements Of Equity (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends (per share)	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.41	$ 0.41	$ 0.41	$ 0.41	$ 1.72	$ 1.64	$ 1.60